Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Shareholders' equity
Actuarial gains and losses	$ 204		$ 449	$ 204		$ 449
Change in fair value of investments in equity instruments	(20)	$ 3	56	(17)		68
Tax effect	(53)	11	(142)	(42)		(154)
Currency translation adjustment generated by the parent company	(5,387)	(1,750)	1,239	(7,137)		(2,934)
Items not potentially reclassifiable to profit and loss	(5,256)	(1,736)	1,602	(6,992)		(2,571)
Currency translation adjustment	2,523	1,012	(746)	3,535		1,777
Unrealized gain/(loss) of the period				3,532		1,898
Less gain/(loss) included in net income				(3)		121
Cash flow hedge	3,222	(263)	(424)	2,959		80
Unrealized gain/(loss) of the period				2,901		(56)
Less gain/(loss) included in net income				(58)		(136)
Variation of foreign currency basis spread	21	49	(4)	70		(4)
unrealized gain/(loss) of the period				49		(29)
less gain/(loss) included in net income				(21)		(25)
Share of other comprehensive income of equity affiliates, net amount	2,548	(84)	(18)	2,464		451
Unrealized gain/(loss) of the period				2,427		449
Less gain/(loss) included in net income				(37)		(2)
Other	(1)		(1)	(1)
Tax effect	(1,112)	53	100	(1,059)		(57)
Sub-total items potentially reclassifiable to profit and loss	7,201	767	(1,093)	7,968		2,247
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ 1,945	$ (969)	$ 509	$ 976	$ (1,122)	$ (324)